DERIVATIVES AND HEDGING ACTIVITIES - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets		$ 6.7
Derivative liabilities	$ (20.8)	(2.2)
Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets		0.2
Derivative liabilities		(2.2)
Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets		$ 6.5
Derivative liabilities	$ (20.8)